other comprehensive income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	CAD (20)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	26	CAD (26)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	7	(6)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	19	(20)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(1)	(20)
Accumulated foreign currency translation balance beginning	48	43
Cumulative foreign currency translation adjustment, before tax	5	5
Cumulative foreign currency translation adjustment, net	5	5
Accumulated foreign currency translation balance ending	53	48
Accumulated available-for-sale financial assets balance beginning	16	16
Change in unrealized fair value of available-for-sale financial assets, before tax	(13)
Income tax related to change in unrealized fair value of available-for-sale financial assets	(2)
Change in unrealized fair value of available-for-sale financial assets, net	(11)
Accumulated available-for-sale financial assets balance ending	5	16
Accumulated other comprehensive income balance beginning	44	59
Accumulated other comprehensive income, before tax	18	(21)
Income tax relating to accumulated other comprehensive income	5	(6)
Accumulated other comprehensive income, net	13	(15)
Accumulated other comprehensive income balance ending	57	44
Item never reclassified to income
Employee defined benefit plans re-measurements, before tax	(234)
Income tax relating to employee defined benefit plan re-measurements	(62)
Employee defined benefit plans re-measurements, net	(172)	0
Other comp. income, before tax	(216)	(21)
Aggregated income tax relating to components of other comprehensive income	(57)	(6)
Total	(159)	(15)
Attributable to:
Accumulated other comprehensive income	44	59
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(132)	(66)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(21)	(18)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	151	(29)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income	27	9
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(22)	6
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	19	(37)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	6	(9)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	13	(28)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(9)	(22)
Other price risk arising from share-based compensation costs
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	24	19
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	6	5
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(17)	(8)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income	(5)	(2)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	2	(6)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	7	11
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	1	3
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	6	8
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	8	2
Accumulated other comprehensive income
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	5
Item never reclassified to income
Total	9	(17)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	51
Item never reclassified to income
Total	(163)	(17)
Attributable to:
Accumulated other comprehensive income	51
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	6
Item never reclassified to income
Total	4	CAD 2
Attributable to:
Accumulated other comprehensive income	CAD 6